- SUMMARY OF SIGNIFCANT ACCOUNTING POLICIES (Details Text) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Significant Accounting Policies (Policies) [Abstract]
The Company had $692 of cash as of June 30, 2016 and $146 of cash as of December 31, 2015.	$ 692	$ 146
The Company had $499 in inventory as of June 30, 2016 and $1,120 as of December 31, 2015.	$ 499	$ 1,120